Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	603,764
Proposed Maximum Offering Price per Unit	1.10
Maximum Aggregate Offering Price	$ 664,140.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 57.78
Offering Note	Fee calculated in accordance with Rules 457(c) and (h) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-1 (this "Registration Statement") shall be deemed to cover any additional shares of the common stock of Nauticus Robotics, Inc. (the "Registrant") that become issuable under the Nauticus Robotics, Inc. 2022 Omnibus Incentive Plan, as amended (the "Plan") by reason of any future share splits, share dividends, recapitalizations or any other similar transactions effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of common stock of the Registrant. This Registration Statement covers 603,764 shares of common stock authorized and reserved for issuance under the Plan. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act. Such computation is based on the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Capital Market on June 25, 2026 a date within five business days of the date of this Registration Statement.